Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	17.45%
Bloomberg Enhanced Roll Yield Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	16.52%	14.15%
iShares Enhanced Roll Yield Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	16.35%	13.92%
Performance Inception Date		Nov. 01, 2024
iShares Enhanced Roll Yield Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.04%	9.19%
Performance Inception Date		Nov. 01, 2024
iShares Enhanced Roll Yield Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.64%	8.61%
Performance Inception Date		Nov. 01, 2024